Inventory	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
INVENTORY	NOTE 8 – INVENTORY:
	December 31
	2023	2022
	USD in thousands
Goods in transit	219	8
Finished goods	2,167	1,783
	2,386	1,791
As of December 31, 2023, and 2022, all inventory derived from Jeffs’ Brands.